Net loss per share - Schedule of Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Numerator
Net loss	$ (39,811)	$ (37,062)
Net loss attributable to ordinary shareholders - basic	(39,811)	(37,062)
Net loss attributable to ordinary shareholders - diluted	$ (39,811)	$ (37,062)
Denominator
Weighted-average number of ordinary shares used in net loss per share - basic (in shares)	173,825,825	90,914,175
Weighted-average number of ordinary shares used in net loss per share - diluted (in shares)	173,825,825	90,914,175
Earnings Per Share
Net loss per share - basic (in usd per share)	$ (0.23)	$ (0.41)
Net loss per share - diluted (in usd per share)	$ (0.23)	$ (0.41)